Expense Example	Oct. 31, 2025 USD ($)
Mast HedgeIndex Corporate Arbitrage ETF | Mast HedgeIndex Corporate Arbitrage ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	315
Mast HedgeIndex Managed Futures Strategy ETF | Mast HedgeIndex Managed Futures Strategy ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Mast HedgeIndex Adaptive Equities ETF | Mast HedgeIndex Adaptive Equities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	315
Mast HedgeIndex Strategic Commodities ETF | Mast HedgeIndex Strategic Commodities ETF
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	$ 221